SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN BALANCED FUNDS

EVERGREEN BLEND EQUITY FUNDS

EVERGREEN DOMESTIC GROWTH EQUITY FUNDS

EVERGREEN DOMESTIC VALUE EQUITY FUNDS

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN MONEY MARKET FUNDS

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SECTOR FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

Fund Reorganizations

                The Evergreen Funds’ Boards of Trustees have unanimously approved the reorganizations of the Evergreen Funds listed in the table below into the corresponding Wells Fargo Advantage Funds® also listed in the table. The reorganizations were proposed by Evergreen Investment Management Company, LLC, and Wells Fargo Funds Management, LLC, investment advisers to the Evergreen Funds and Wells Fargo Advantage Funds, respectively.   In addition, the Wells Fargo Funds Trust Board of Trustees has also unanimously approved these fund reorganizations.

Evergreen Funds	Wells Fargo Advantage Funds (Surviving Fund)	Portfolio Management Team of Surviving Fund
Evergreen Balanced Funds
Evergreen Asset Allocation Fund	Wells Fargo Advantage Asset Allocation Fund[1]	Ben Inker, Grantham, Mayo, Van Otterloo & Co. LLC
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund[1]	Margie Patel, Wells Capital Management Incorporated (“Wells Capital Management”)
Evergreen Blend Equity Funds
Evergreen Enhanced S&P 500® Fund	Wells Fargo Advantage Disciplined U.S. Core Fund[1]	Bill Zieff, Wells Capital Management
Evergreen Equity Index Fund	Wells Fargo Advantage Index Fund	Bill Zieff, Wells Capital Management
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund[1]	Walter McCormick, Emory Sanders, Wells Capital Management
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small/Mid Cap Core Fund[1]	John Campbell, Golden Capital Management, LLC (“Golden Capital Management”)
Evergreen Golden Large Cap Core Fund	Wells Fargo Advantage Large Cap Core Fund[1]	Jeff Moser, Golden Capital Management
Evergreen Domestic Growth Equity Funds
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund[1]	Jeff Drummond, Linda Freeman, Paul Carder, Jeffrey Harrison, Edward Rick, Wells Capital Management
Evergreen Large Company Growth Fund	Wells Fargo Advantage Premier Large Company Growth Fund[1]	Aziz Hamzaogullari, Wells Capital Management
Evergreen Mid Cap Growth Fund	Wells Fargo Advantage Mid Cap Growth Fund	Cam Philpott, Stuart Roberts, Wells Capital Management
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund[1]	Aziz Hamzaogullari, Wells Capital Management
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund[1]	Cam Philpott, Stuart Roberts, Wells Capital Management
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund[1]	Shannon Reid, David Chow, Jay Zelko, Wells Capital Management
Evergreen Domestic Value Equity Funds
Evergreen Disciplined Value Fund	Wells Fargo Advantage Disciplined Value Fund[1]	Bill Zieff, Wells Capital Management
Evergreen Equity Income Fund	Wells Fargo Advantage Classic Value Fund[1]	Walter McCormick, Gary Mishuris, Wells Capital Management
Evergreen Fundamental Mid Cap Value Fund	Wells Fargo Advantage Mid Cap Disciplined Fund[2]	Jim Tringas, Bryant VanCronkhite, Wells Capital Management
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund[1]	Howard Gleicher, Gary Lisenbee, David Graham, Jeffrey Peck, Metropolitan West Capital Management, LLC (“MetWest Capital’)
Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund[1]	Jim Tringas, Wells Capital Management
Evergreen Special Values Fund	Wells Fargo Advantage Special Small Cap Value Fund[1]	Jim Tringas, Wells Capital Management
Evergreen Money Market Funds
Evergreen California Municipal Money Market Fund	Wells Fargo Advantage California Municipal Money Market Fund	Mathew Kiselak, Wells Capital Management
Evergreen Money Market Fund	Wells Fargo Advantage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Municipal Money Market Fund	Wells Fargo Advantage Municipal Money Market Fund	Mathew Kiselak, Wells Capital Management
Evergreen New Jersey Municipal Money Market Fund	Wells Fargo Advantage New Jersey Municipal Money Market Fund[1]	Mathew Kiselak, Wells Capital Management
Evergreen New York Municipal Money Market Fund	Wells Fargo Advantage New York Municipal Money Market Fund[1]	Mathew Kiselak, Wells Capital Management
Evergreen Pennsylvania Municipal Money Market Fund	Wells Fargo Advantage Pennsylvania Municipal Money Market Fund[1]	Mathew Kiselak, Wells Capital Management
Evergreen Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen U.S Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Funds
Evergreen Institutional 100% Treasury Money Market Fund	Wells Fargo Advantage 100% Treasury Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional Municipal Money Market Fund	Wells Fargo Advantage Municipal Cash Management Money Market Fund[1]	Mathew Kiselak, Wells Capital Management
Evergreen Institutional Treasury Money Market Fund	Wells Fargo Advantage Treasury Plus Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Institutional U.S. Government Money Market Fund	Wells Fargo Advantage Government Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Prime Cash Management Money Market Fund	Wells Fargo Advantage Heritage Money Market Fund	David Sylvester, Wells Capital Management
Evergreen Global and International Funds
Evergreen Emerging Markets Growth Fund	Wells Fargo Advantage Emerging Markets Equity Fund[1]	Jerry Zhang, Wells Capital Management
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund[1]	Bill Zieff, Wells Capital Management
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund[1]	Francis Claro, Jim Tringas, Wells Capital Management
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund[1]	Anthony Norris, Peter Wilson, Michael Lee, Alex Perrin, First International Advisors, LLC
Evergreen International Equity Fund	Wells Fargo Advantage International Core Fund[3]	Francis Claro, Wells Capital Management
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund[1]	Howard Gleicher, Gary Lisenbee, David Graham, Jeffrey Peck, MetWest Capital
Evergreen Intermediate and Long Term Bond Funds
Evergreen Core Bond Fund	Wells Fargo Advantage Total Return Bond Fund	Troy Ludgood, Thomas O'Connor, Wells Capital Management
Evergreen Core Plus Bond Fund	Wells Fargo Advantage Income Plus Fund	Tom Price, Michael Bray, Janet Rilling, D. James Newton II, Wells Capital Management
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund[1]	Margie Patel, Wells Capital Management
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund[1]	Niklas Nordenfelt, Philip Susser, Wells Capital Management
Evergreen U.S. Government Fund	Wells Fargo Advantage Government Securities Fund	Michael Bray, Jay Mueller, Wells Capital Management
Evergreen National Municipal Bond Funds
Evergreen High Income Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund	Lyle Fitterer, Robert Miller, Mathew Kiselak, Wells Capital Management
Evergreen Intermediate Municipal Bond Fund	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Lyle Fitterer, Robert Miller, Mathew Kiselak, Wells Capital Management
Evergreen Municipal Bond Fund	Wells Fargo Advantage Municipal Bond Fund	Lyle Fitterer, Robert Miller, Mathew Kiselak, Wells Capital Management
Evergreen Short-Intermediate Municipal Bond Fund	Wells Fargo Advantage Short-Term Municipal Bond Fund	Lyle Fitterer, Wendy Casetta, Wells Capital Management
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund[1]	Lyle Fitterer, Mathew Kiselak, Julio Bonilla, Wells Capital Management
Evergreen Sector Funds
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund[1]	Robert Junkin, Wells Capital Management
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund[1]	Michael Bradshaw, Wells Capital Management
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund[1]	Tim O'Brien, Crow Point Partners, LLC
Evergreen Short and Intermediate Term Bond Funds
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund[1]	Richard Applebach, Christopher Y. Kauffman, Wells Capital Management
Evergreen Short Intermediate Bond Fund	Wells Fargo Advantage Total Return Bond Fund	Troy Ludgood, Thomas O'Connor, Wells Capital Management
Evergreen Southern State Municipal Bond Funds
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund[1]	Mathew Kiselak, Robert Miller, Wells Capital Management
Evergreen State Municipal Bond Funds
Evergreen California Municipal Bond Fund	Wells Fargo Advantage California Tax-Free Bond Fund	Stephen Galiani, Adrian Van Poppel, Wells Capital Management
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund[1]	Mathew Kiselak, Robert Miller, Wells Capital Management

1. This fund will be newly created in order to receive the assets of the Evergreen Fund upon completion of the reorganization.

2. The Wells Fargo Advantage Mid Cap Disciplined Fund will be renamed the Wells Fargo Advantage Special Mid Cap Value Fund following the merger and is expected to make certain changes to its principal investments at that time.

3. The Wells Fargo International Core Fund will be renamed the Wells Fargo Advantage International Equity Fund following the merger and is expected to make certain changes to its principal investments at that time.

Each reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the Evergreen Funds at special meetings of the shareholders expected to be held in June, 2010. In each reorganization, if various conditions to the closing of the reorganization are satisfied, the Wells Fargo Advantage Fund will receive all of the assets and assume all of the liabilities of the Evergreen Fund, and Evergreen Fund shareholders will receive shares of the Wells Fargo Advantage Fund in exchange for their shares of the Evergreen Fund. Each reorganization is intended to be a tax-free transaction and it is anticipated that no gain or loss will be recognized by shareholders as a result of the reorganization for U.S. federal income tax purposes.   Additionally, fund shareholders will not incur any sales loads or similar transaction charges as a result of the reorganizations.

Each reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur in July, 2010. Prior to each reorganization, Evergreen Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus.

No shareholder action is necessary at this time. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meeting where the reorganization will be considered.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy.  For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com.  The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov).  Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

January 13, 2010

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